PRUDENTIAL FLEXGUARD INCOME SELECT

SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)

Issued by

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 27, 2026

To

Prospectus dated May 1, 2026

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.

This Supplement describes certain changes to your current Prospectus that are effective immediately.

1.	All references in the prospectus to “AB 500 Index” are revised to “AB 500 Plus Index.”
2.	Table of Contents

“Appendix G - IMPORTANT INFORMATION ABOUT THE INDICES” is added to the end of the Table of Contents.

3.	Overview of the Contract:

Under the “Contract Features” subsection, the third sentence is restated as follows:

“Once Income Withdrawals begin, your Index Strategies are limited to the 1-year Point-to-Point with Cap, 1-year Dual Directional, 1-year Step Rate Plus, and 1-year Enhanced Cap Rate Index Strategies.”

4.	Key Information, Important Information You Should Consider About The Contract, “Risks” Section:

In the “Is this a Short-Term Investment?” subsection, the last sentence of the fourth paragraph is restated as follows:

“During the Income Stage, if the same Index Strategy is no longer available and we have no additional instructions, amounts in the matured Index Strategy will be automatically transferred to the Index Strategy with, in order of priority, the shortest Index Strategy Term, the highest Buffer and the lowest Cap Rate.”

5.	Description of Insurance Company, Registered Separate Account, and Investment Options:

Under the “Investment Options” subsection:

a.	Under the “Index Return” subsection, the sentence immediately preceding the heading “Historical Index Performance” is restated as follows:

“See Appendix G for important information about the Indices.”

b.	Under the “Limits on Index Losses: Buffers” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

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c.	Under the “Point-To-Point With Cap Index Strategy” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

d.	Under the “Enhanced Cap Rate Index Strategy (Available for Annuities with an Application Sign Date on or after July 1, 2024)” subsection, the following applies:
i.	The fifth paragraph is restated as follows:

“The Enhanced Cap Rate Index Strategy is available in the 1-year Terms in the Savings Stage and Income Stage of the Benefit.”

ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

e.	Under the “Step Rate Plus Index Strategy” subsection, the following applies:
i.	The fifth paragraph is restated as follows:

“The Step Rate Plus Index Strategies are available in the 1-year Terms during the Savings Stage and Income Stage of the Benefit. Step Rate Plus Index Strategies with 5% Buffers are not available in the State of Pennsylvania. See Appendix C.”

ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

f.	Under the “Tiered Participation Rate Index Strategy” subsection, the footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.

g.	Under the “Dual Directional Index Strategy” subsection, the following applies:
i.	The third paragraph is restated as follows:

“The Dual Directional Index Strategy is available in 1 and 6-year Terms in the Savings Stage of the Benefit, and 1-year Terms only in the Income Stage of the Benefit.”

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ii.	The footnote under the heading “Examples” is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the deduction of Benefit charges and the impact of Interim Value adjustments. Reductions to your Index Strategy Base due to the deduction of Benefit charges could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base, the dollar amount of Benefit charges, and the corresponding Interim Value adjustments.”

6.	Benefits Available Under the Contract

Under the “Index Linked Variable Income Benefit” subsection, the last sentence in the third paragraph is restated as follows:

“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional, 1-year Step Rate Plus, and 1-year Enhanced Cap Rate Index Strategies are available so you may have to reallocate to those available Strategies.”

7.	Important Information About the Indices

“Appendix G – IMPORTANT INFORMATION ABOUT THE INDICES” is added as follow:

APPENDIX G - IMPORTANT INFORMATION ABOUT THE INDICES

S&P 500®:

“The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Pruco Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pruco Life Insurance Company. Prudential FlexGuard Income Select is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Prudential FlexGuard Income Select or any member of the public regarding the advisability of investing in securities generally or in Prudential FlexGuard Income Select particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Pruco Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pruco Life Insurance Company or the Prudential FlexGuard Income Select S&P Dow Jones Indices have no obligation to take the needs of Pruco Life Insurance Company or the owners of Prudential FlexGuard Income Select into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Prudential FlexGuard Income Select or the timing of the issuance or sale of Prudential FlexGuard Income Select or in the determination or calculation of the equation by which Prudential FlexGuard Income Select is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Prudential FlexGuard Income Select. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Prudential FlexGuard Income Select currently being issued by Pruco Life Insurance Company but which may be similar to and competitive with Prudential FlexGuard Income Select. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

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S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PRUCO LIFE INSURANCE COMPANY, OWNERS OF THE PRUDENTIAL FLEXGUARD INCOME SELECT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PRUCO LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.”

MSCI EAFE:

THE PRUDENTIAL FLEXGUARD INCOME SELECT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”). ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREA TING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PRUDENTIAL. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF PRUDENTIAL FLEXGUARD INCOME SELECT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING GENERALLY OR PURCHASING PRUDENTIAL FLEXGUARD INCOME SELECT OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO PRUDENTIAL FLEXGUARD INCOME SELECT OR THE ISSUER OR OWNERS OF PRUDENTIAL FLEXGUARD INCOME SELECT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF PRUDENTIAL FLEXGUARD INCOME SELECT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF PRUDENTIAL FLEXGUARD INCOME SELECT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH PRUDENTIAL FLEXGUARD INCOME SELECT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF PRUDENTIAL FLEXGUARD INCOME SELECT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALlTY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF PRUDENTIAL FLEXGUARD INCOME SELECT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX

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OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILlTY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILlTY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILlTY OF SUCH DAMAGES. No purchaser, seller or holder of this product or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCl’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Bloomberg U.S. Intermediate Credit Index:

“Bloomberg®” and Bloomberg U.S. Intermediate Credit Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Pruco Life Insurance Company.

Prudential FlexGuard Income Select is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Prudential FlexGuard Income Select or any member of the public regarding the advisability of investing in securities generally or in Prudential FlexGuard Income Select particularly. The only relationship of Bloomberg to Pruco Life Insurance Company is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Intermediate Credit Index, which is determined, composed and calculated by BISL without regard to Pruco Life Insurance Company or Prudential FlexGuard Income Select. Bloomberg has no obligation to take the needs of Pruco Life Insurance Company or the owners of the Prudential FlexGuard Income Select into consideration in determining, composing or calculating the Bloomberg U.S. Intermediate Credit Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Prudential FlexGuard Income Select to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Prudential FlexGuard Income Select customers, in connection with the administration, marketing or trading of Prudential FlexGuard Income Select.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRUCO LIFE INSURANCE COMPANY, OWNERS OF THE PRUDENTIAL FLEXGUARD INCOME SELECT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES-WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE-ARISING IN CONNECTION WITH THE PRUDENTIAL FLEXGUARD INCOME SELECT OR BLOOMBERG U.S. INTERMEDIATE CREDIT INDEX OR ANY DATA OR VALUES RELATING THERETO-WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

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Invesco QQQ ETF:

Invesco Capital Management LLC (“ICM”) serves as sponsor of Invesco QQQ TrustSM, Series 1 (“Invesco QQQ ETF”) and Invesco Distributors, Inc. (“IDI”), an affiliate of ICM serves as distributor for Invesco QQQ ETF. The mark “Invesco” is the property of Invesco Holding Company Limited and is used under license. That trademark and the ability to offer a product based on Invesco QQQ ETF have been licensed for certain purposes by Pruco Life Insurance Company and its wholly-owned subsidiaries and affiliates (collectively, “Prudential”). Products offered by Prudential are not sponsored, endorsed, sold or promoted by ICM or Invesco Holding Company Limited, and purchasers of such products do not acquire any interest in Invesco QQQ ETF nor enter into any relationship with ICM or its affiliates. ICM makes no representations or warranties, express or implied, to the owners of any products offered by Prudential. ICM has no obligation or liability for any errors, omissions, interruptions or use of Invesco QQQ ETF or any data related thereto, or with the operation, marketing trading or sale of any products or services offered by Prudential.

Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and QQQ®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use for certain purposes by Pruco Life Insurance Company and its wholly-owned subsidiaries and affiliates (collectively, “Prudential”). Prudential FlexGuard Income Select (“Product”) has not been passed on by the Corporations as to their legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

iShares® Russell 2000 ETF:

The iShares® Russell 2000 ETF is distributed by BlackRock Investments, LLC. iShares® and BlackRock®, and the corresponding logos, are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license. BlackRock has licensed certain trademarks and trade names of BlackRock to Pruco Life Insurance Company for certain purposes. Pruco Life Insurance Company’s products and services are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of such products do not acquire any interest in the iShares® Russell 2000 ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representations or warranties, express or implied, to the owners of any products offered by Pruco Life Insurance Company or any member of the public regarding the advisability of purchasing any product or service offered by Pruco Life Insurance Company. BlackRock has no obligation or liability for any errors, omissions, interruptions or use of the iShares® Russell 2000 ETF or any data related thereto, or in connection with the operation, marketing, trading or sale of any Pruco Life Insurance Company product or service offered by Pruco Life Insurance Company.

All rights in the Russell® 2000 Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® 2000 is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of Frank Russell Company or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of Prudential FlexGuard Income Select. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from Prudential FlexGuard Income Select or the suitability of the Index for the purpose to which it is being put by Pruco Life Insurance Company.

AB 500 Plus IndexSM:

The AB 500 Plus IndexSM (the “Index”) is a rules-based index based upon several US and global equity indices. The Index seeks to tactically allocate to certain indices when their expected return potential is elevated as compared to the expected return potential of the largest US public companies. By following proprietary positioning signals, the index aims to keep a low tracking error to the largest US public companies, while providing differentiated returns via its tactical selection.

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The Index is calculated by a third party (“Calculation Agent”) using a methodology developed by AllianceBernstein L.P. (“AB”). The Prudential FlexGuard Income Select indexed variable annuity to which this disclosure applies (the “Product”) has been developed solely by Pruco Life Insurance Company (“Licensee”). The Product is not in any way connected to or sponsored, endorsed, sold or promoted by AB or its affiliates. AB does not provide investment advice to the Product or the owners of the Product, and in no event shall any contract owner of a Product be deemed to be a client of AB. AB and Calculation Agent shall have no liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in, the Index or (b) the purchase of, or operation of, the Product. AB makes no claim, prediction, warranty or representation either as to the results to be obtained from the Product or the suitability of the Index for the purpose to which it is being put by Licensee.

Indices and related information provided by AB or its affiliates, as well as the names “AllianceBernstein” and “AB”, the name of the Index, any related trademarks, are intellectual property owned by, licensed from, AB and may not be copied, or used without AB’s prior written approval. AB provides Index information to Licensee; any further use of this information is subject to the laws and regulations applicable to Licensee, and Licensee is solely responsible for ensuring that its use of the Index complies with all applicable laws and regulations.

ISHARES® AND BLACKROCK® ARE REGISTERED TRADEMARKS OF BLACKROCK, INC. AND ITS AFFILIATES (“BLACKROCK”) AND ARE USED UNDER LICENSE. BLACKROCK MAKES NO REPRESENTATIONS OR WARRANTIES REGARDING THE ADVISABILITY OF INVESTING IN ANY PRODUCT OR THE USE OF ANY SERVICE OFFERED BY ALLIANCE BERNSTEIN. BLACKROCK HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE OPERATION, MARKETING, TRADING OR SALE OF ANY PRODUCT OR SERVICE OFFERED BY ALLIANCE BERNSTEIN.

INVESCO CAPITAL MANAGEMENT LLC (“ICM”) SERVES AS SPONSOR OF INVESCO QQQ TRUSTSM, SERIES 1 (“INVESCO QQQ ETF”). THE MARK “INVESCO” IS THE PROPERTY OF INVESCO HOLDING COMPANY LIMITED AND IS USED WITH PERMISSION. PRODUCTS OFFERED BY PRUCO LIFE INSURANCE COMPANY, INCLUDING PRUDENTIAL FLEXGUARD INCOME SELECT INDEXED VARIABLE ANNUITY, ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ICM OR INVESCO HOLDING COMPANY LIMITED, AND PURCHASERS OF SUCH PRODUCTS DO NOT ACQUIRE ANY INTEREST IN INVESCO QQQ ETF NOR ENTER INTO ANY RELATIONSHIP WITH ICM OR ITS AFFILIATES. ICM MAKES NO REPRESENTATIONS OR WARRANTIES, EXPRESS OR IMPLIED, WITH RESPECT TO THE PRUDENTIAL FLEXGUARD INCOME SELECT INDEXED VARIABLE ANNUITY AND ICM HAS NO OBLIGATION OR LIABILITY FOR ANY ERRORS, OMISSIONS, INTERRUPTIONS OR USE OF INVESCO QQQ ETF OR ANY DATA RELATED THERETO. THE PRUDENTIAL FLEXGUARD INCOME SELECT INDEXED VARIABLE ANNUITY IS ISSUED, MARKETED, OPERATED, AND MANAGED BY THE PRUCO LIFE INSURANCE COMPANY WHO IS SOLELY AND EXCLUSIVELY RESPONSIBLE FOR THE PRUDENTIAL FLEXGUARD INCOME SELECT INDEXED VARIABLE ANNUITY.

THE “S&P 500 INDEX” IS A PRODUCT OF S&P DOW JONES INDICES LLC OR ITS AFFILIATES (“SPDJI”) AND/OR THEIR THIRD PARTY LICENSORS (AS APPLICABLE), AND HAS BEEN LICENSED FOR USE BY ALLIANCEBERNSTEIN L.P. STANDARD & POOR’S® AND S&P® ARE REGISTERED TRADEMARKS OF STANDARD & POOR’S FINANCIAL SERVICES LLC (“S&P”); DOW JONES® IS A REGISTERED TRADEMARK OF DOW JONES TRADEMARK HOLDINGS LLC (“DOW JONES”); AND THESE TRADEMARKS HAVE BEEN LICENSED FOR USE BY SPDJI AND SUBLICENSED FOR CERTAIN PURPOSES BY ALLIANCEBERNSTEIN L.P. AB 500 PLUS INDEX IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY SPDJI, DOW JONES, S&P, THEIR RESPECTIVE AFFILIATES, OR THEIR THIRD PARTY LICENSORS (AS APPLICABLE) AND NONE OF SUCH PARTIES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN SUCH PRODUCT(S) NOR DO THEY HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS OF THE “S&P 500 INDEX.”

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Any data shown for the Index prior to its inception is hypothetical and back-casted using criteria applied retroactively, and it has several inherent limitations. Pre-inception data does not represent actual changes in the Index value. It benefits from hindsight, and the Index rules were selected with knowledge of factors that would affect the performance of the Index. Had the Index rules been established at the start of the period shown, the Index criteria may have been different and may not have produced the Index values shown. There are frequently significant differences between hypothetical Index values and the actual Index values.

The rules for computing the Index value include an annual 0.75% reduction. The published Index value is inclusive of this reduction.

PAST CHANGES IN THE VALUE OF THE INDEX IS NOT A GUARANTEE OR A RELIABLE INDICATOR OF FUTURE RESULTS. NEITHER HISTORICAL NOR HYPOTHETICAL HISTORICAL CHANGES IN VALUE OF THE INDEX SHOULD BE TAKEN AS AN INDICATION OF FUTURE RESULTS.

AB MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO ANY INDEX, ANY RELATED INFORMATION, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THE QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS OF SUCH INDEX, RELATED INFORMATION OR PRODUCTS). FURTHER, AB MAKES NO EXPRESS OR IMPLIED WARRANTY OF ANY KIND, AND AB HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH AB INDEX AND ANY DATA INCLUDED THEREIN.

If you have any questions, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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